Financial Instruments - Pre-tax Gains (Losses) on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	$ (25)	$ 16	$ 1	$ (103)
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	16	(21)	15	(25)
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	(2)	(4)	2	1
Gains/(losses) on hedged items	2	4	(2)	(1)
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (effective portion)	(2)	(2)	(3)	(5)
Net sales [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	13	(9)	20	(13)
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	16	(73)	22	(124)
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	4	(2)	6	(28)
Not Designated as Hedges
Not Designated as Hedges, Foreign exchange contracts	$ (97)	$ (16)	$ (114)	$ 4